Naming of Issuing Entity1(a)	Check if Registered	Name of Originator2(a)	Total Assets in ABS by Originator			Assets That Were Subject of Demand3(a)			Assets That Were Repurchased or Replaced4(a)			Assets Pending Repurchase or Replacement (within cure period)5(a)			Demand in Dispute6(a)			Demand Withdrawn7(a)			Demand Rejected8(a)
			(#)	($)	(%)	(#)	($)9(a)	(%)	(#)	($)9(a)	(%)	(#)	($)9(a)	(%)	(#)	($)9(a)	(%)	(#)	($)9(a)	(%)	(#)	($)9(a)	(%)
Residential mortgages – Non-Prime
4446M (GNII)				6,324,264,317	100.00%	1	177,383	0.00%	1	177,383	0.00%
5203M (GNII)				9,911,561,922	100.00%	1	336,723	0.00%	1	336,723	0.00%
654726X (GNI)		Bank of America, National Association		4,029,719	100.00%	1	104,601	2.79%	1	104,601	2.79%
763492X (GNI)		Bank of America, National Association		30,570,846	100.00%	1	93,802	0.33%	1	93,802	0.33%
779948X (GNI)		Bank of America, National Association		4,282,430	100.00%	1	63,557	1.54%	1	63,557	1.54%
779958X (GNI)		Bank of America, National Association		66,189,117	100.00%	1	61,188	0.10%	1	61,188	0.10%

Residential mortgages – Non-Prime Subtotal*						6			6
Residential mortgages – Non-Prime Subtotal*				16,340,898,351			837,255			837,255

Issuing Entities with No Demands for Repurchase or Replacement10(a)
Residential mortgages – Non-Prime
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2001-A			1,966	648,634,021	100.00%

Naming of Issuing Entity	Check if Registered	Name of Originator1(b)	Total Assets in ABS by Originator			Assets That Were Subject of Demand2(b)			Assets That Were Repurchased or Replaced3(b)			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute4(b)			Demand Withdrawn5(b)			Demand Rejected6(b)
			(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)
Commercial mortgages
LaSalle Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-MF4		Bank of America, N.A.	375	234,467,402	100.00%	1	234,467,402	100.00%	0	0	0.00%	0	0	0.00%	1	234,467,402	100.00%	0	0	0.00%	0	0	0.00%

General Electric Commercial Mortgage Corporation Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2007-C1 0001395290	X	German American Capital Corporation	34	1,068,458,515	35.68%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	1	25,789,641	2.41%	0	0	0.00%
General Electric Commercial Mortgage Corporation Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2007-C1 0001395290	X	Bank of America, N.A.	54	691,486,309	23.09%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%
General Electric Commercial Mortgage Corporation Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2007-C1 0001395290	X	General Electric Capital Corporation	68	636,472,497	21.25%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%
General Electric Commercial Mortgage Corporation Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2007-C1 0001395290	X	Barclays Capital Real Estate Inc.	41	598,560,549	19.99%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Total			197	2,994,977,869		0	0		0	0		0	0		0	0		1	25,789,641		0	0
LaSalle Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-MF5		Bank of America, N.A.	390	269,635,259	100.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	1	1,868,400	0.69%	0	0	0.00%	0	0	0.00%

Commercial mortgages Subtotal*			962			1			0			0			2			1			1
Commercial mortgages Subtotal*				3,499,080,531			234,467,402			0			0			236,335,802			25,789,641			0

Issuing Entities with No Demands for Repurchase or Replacement7(b)
Mortgage Capital Funding, Inc. Multifamily/Commercial Mortgage Pass-Through Certificates, Series 1997-MC2 0001084389	X		181	870,577,280	100.00%
Salomon Brothers Mortgage Securities VII Inc. Commercial Mortgage Pass-Through Certificates, Series 2000-C3 0001129365	X		180	914,661,056	100.00%
First Union Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2001-C1 0001162495	X		182	1,308,278,784	100.00%
First Union Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2001-C3 0001157687	X		125	818,834,240	100.00%
Deutsche Mortgage & Asset Receiving Corporation Commercial Mortgage Pass-Through Certificates, Series 2001-J2A			10	1,513,530,240	100.00%
JP Morgan Chase Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2001-C1 0001162603	X		169	1,070,655,168	100.00%
First Union Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2002-C1 0001168012	X		106	728,324,736	100.00%
JP Morgan Chase Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2002-C1 0001179904	X		129	816,653,056	100.00%
General Electric Commercial Mortgage Corporation Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2002-2A 0001179031	X		111	971,784,832	100.00%
General Electric Commercial Mortgage Corporation Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2002-3A 0001205512	X		131	1,170,328,320	100.00%
JP Morgan Chase Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2002-C2 0001209192	X		108	1,051,299,648	100.00%
JP Morgan Chase Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2002-C3 0001209655	X		87	745,331,328	100.00%
Wachovia Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2003-C4 0001226640	X		140	891,768,512	100.00%
General Electric Commercial Mortgage Corporation Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2003-C1 0001225490	X		134	1,188,882,048	100.00%
Deutsche Mortgage & Asset Receiving Corporation Commercial Mortgage Pass-Through Certificates, Series 2003-LB1A			92	846,037,504	100.00%
JP Morgan Chase Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2003-CB6 0001256074	X		127	1,062,618,688	100.00%
General Electric Commercial Mortgage Corporation Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2003-C2 0001255859	X		138	1,205,594,752	100.00%
GFCM LLC Commercial Mortgage Pass-Through Certificates, Series 2003-1			171	822,649,216	100.00%
JP Morgan Chase Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2003-LN1 0001264059	X		185	1,256,612,992	100.00%
Wachovia Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2003-C9 0001274041	X		118	1,149,211,648	100.00%
General Electric Commercial Mortgage Corporation Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2004-C1 0001275438	X		133	1,292,461,184	100.00%
Deutsche Mortgage & Asset Receiving Corporation Commercial Mortgage Pass-Through Certificates, Series 2004-LB2A			90	963,760,960	100.00%
General Electric Commercial Mortgage Corporation Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2004-C2 0001285906	X		119	1,403,257,088	100.00%
JP Morgan Chase Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2004-C2 0001289357	X		131	1,062,969,408	100.00%
Deutsche Mortgage & Asset Receiving Corporation Commercial Mortgage Pass-Through Certificates, Series 2004-LB3A			94	1,335,412,224	100.00%
General Electric Commercial Mortgage Corporation Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2004-C3 0001296557	X		127	1,411,464,576	100.00%
Bear Stearnes Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-BBA3			21	1,512,635,648	100.00%
Goldman Sachs Mortgage Securities Corporation Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2004-GG2 0001298616	X		141	2,604,402,688	100.00%
JP Morgan Chase Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2004-LN2 0001299481	X		175	1,245,882,112	100.00%
Deutsche Mortgage & Asset Receiving Corporation Commercial Mortgage Pass-Through Certificates, Series 2004-LB4A			118	1,222,098,176	100.00%
Credit Suisse First Boston Mortgage Securities Corp. Commercial Mortgage Pass-Through Certificates, Series 2004-C5 0001310785	X		228	1,866,945,024	100.00%
Bear Stearnes Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-BA5A			12	1,032,962,944	100.00%
General Electric Commercial Mortgage Corporation Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2005-C1 0001316139	X		127	1,779,499,520	100.00%
JP Morgan Chase Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2005-LDP1 0001318660	X		233	2,878,562,816	100.00%
Deutsche Mortgage & Asset Receiving Corporation Commercial Mortgage Pass-Through Certificates, Series 2005-LP5			137	1,788,020,864	100.00%
General Electric Commercial Mortgage Corporation Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2005-C2 0001325824	X		142	1,864,137,984	100.00%
JP Morgan Chase Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2005-LDP2 0001328517	X		295	2,979,460,352	100.00%
JP Morgan Chase Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2005-LDP3 0001335783	X		232	2,022,707,584	100.00%
General Electric Commercial Mortgage Corporation Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2005-C3 0001335517	X		132	2,116,111,232	100.00%
JP Morgan Chase Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2005-LDP4 0001338782	X		184	2,677,074,944	100.00%
Morgan Stanley Capital I, Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-HQ7 0001344184	X		278	1,956,613,760	100.00%
General Electric Commercial Mortgage Corporation Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2005-C4 0001344873	X		166	2,398,035,200	100.00%
LaSalle Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-MF1			337	387,348,288	100.00%
JP Morgan Chase Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2005-LDP5 0001345812	X		188	4,327,020,032	100.00%
General Electric Commercial Mortgage Corporation Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2006-C1 0001354504	X		145	1,608,803,712	100.00%
Morgan Stanley Capital I, Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-HQ8 0001354744	X		268	2,731,231,488	100.00%
JP Morgan Chase Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2006-LDP6 0001354045	X		163	2,142,076,288	100.00%
LaSalle Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-MF2			490	497,251,488	100.00%
Deutsche Mortgage & Asset Receiving Corporation Commercial Mortgage Pass-Through Certificates, Series 2006-C7			156	2,447,292,416	100.00%
Bear Stearnes Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-BBA7			5	700,000,000	100.00%
JP Morgan Chase Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2006-LDP7 0001363143	X		269	3,940,432,128	100.00%
LaSalle Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-MF3			438	493,443,616	100.00%
Morgan Stanley Capital I, Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-HQ9 0001369353	X		212	2,601,737,984	100.00%
Credit Suisse First Boston Mortgage Securities Corp. Commercial Mortgage Pass-Through Certificates, Series 2006-C4 0001374479	X		360	4,273,091,840	100.00%
Citigroup Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-C5 0001378234	X		207	2,238,772,736	100.00%
LaSalle Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-MF4			375	450,901,184	100.00%
Deutsche Mortgage & Asset Receiving Corporation Commercial Mortgage Pass-Through Certificates, Series 2006-C8			173	3,775,704,064	100.00%
Morgan Stanley Capital I, Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-IQ12 0001383025	X		271	2,730,307,584	100.00%
Morgan Stanley Capital I, Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-HQ11 0001388783	X		171	2,417,646,592	100.00%
Citigroup Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-Citigroup Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series4 0001390801	X		380	6,640,315,392	100.00%
Bear Stearnes Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-BBA8			16	1,762,390,016	100.00%
Goldman Sachs Mortgage Securities Corporation Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2007-EOP			1	7,407,651,328	100.00%
Citigroup Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-C6 0001403924	X		318	4,756,049,408	100.00%
Wells Fargo Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2010-C1			37	735,870,784	100.00%
Morgan Stanley Capital I, Inc. Commercial Mortgage Pass-Through Certificates, Series 2011-C2			52	1,213,951,744	100.00%
Morgan Stanley Capital I, Inc. Commercial Mortgage Pass-Through Certificates, Series 2011-C3 0001528503	X		63	1,491,988,736	100.00%
Morgan Stanley Capital I, Inc. Commercial Mortgage Pass-Through Certificates, Series 2012-C4 0001541451	X		38	1,100,577,000	100.00%
UBS-BAMLL Commercial Mortgage Pass-Through Certificates, Series 2012-WRM			2	415,000,000	100.00%
Morgan Stanley Capital I Inc. Commercial Mortgage Pass-Through Certificates, Series 2012-C5			72	1,354,485,000	100.00%

Naming of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
			#	$	(%)	#	$	(%)	#	$	(%)	#	$	(%)	#	$	(%)	#	$	(%)	#	$	(%)
Residential mortgages – Manufactured housing
BankAmerica Manufactured Housing Contract Trust 1995-BA1 - 0001102113	x	Bank of America, N.A. (BANA)		125,209,123
BankAmerica Manufactured Housing Contract Trust 1996-1 - 0001102113	x	Bank of America, N.A. (BANA)		245,785,417
BankAmerica Manufactured Housing Contract Trust 1997-1 - 0001102113	x	Bank of America, N.A. (BANA)		261,995,275
BankAmerica Manufactured Housing Contract Trust 1997-2 - 0001102113	x	Bank of America, N.A. (BANA)		499,999,894
BankAmerica Manufactured Housing Contract Trust 1998-1 - 0001102113	x	Bank of America, N.A. (BANA)		895,440,093
BankAmerica Manufactured Housing Contract Trust 1998-2 - 0001102113	x	Bank of America, N.A. (BANA)		685,982,618
Total				2,714,412,420

Totals*			962			7			6			0			2			1			1
Totals*				19,839,978,882			235,304,657			837,255			0			236,335,802			25,789,641			0

Bank of America, N.A.
Endnotes for Forms ABS-15G Repurchase Demand Activity Reporting Table

Residential Mortgages

1(a) Ginnie Mae I MBS and Ginnie Mae II MBS listed in the table above are denoted by (GNI) and (GNII), respectively.  This report only covers repurchase activity reported by the securitizer to Ginnie Mae for Ginnie Mae MBS pools with defective mortgage assets as described in Section 14-8(D) of the Ginnie Mae MBS Guide during the reporting period covered by this Form ABS-15G.

For Ginnie Mae I MBS, information regarding the number of assets at issuance could not be obtained without unreasonable effort or expense due to the number of transactions, the number of originators and the length of time the securitizer has been engaged in transactions.  For Ginnie Mae II MBS, information regarding the number of assets and the identity of the originators at issuance could not be obtained without unreasonable effort or expense due to the number of transactions, the number of originators and the length of time the securitizer has been engaged in transactions.

2(a) Except for the Ginne Mae MBS listed in the table above, the originator is the party identified by the securitizer using the same methodology as the securitizer used to identify the originator of assets for purposes of complying with Item 1110 of Regulation AB (Subpart 229.1100 – Asset-Backed Securities (Regulation AB), 17 C.F.R. §§229.1100-229.1123) in connection with registered offerings of asset-backed securities in the same asset class.

Data regarding originators for assets that were not subject to demands to repurchase or replace has been omitted because it could not be obtained by the securitizer without unreasonable effort or expense due to the number of transactions, the number of originators and the length of time the securitizer has been engaged in transactions.

3(a) Reflects assets subject to demands to repurchase or replace that were received during the reporting period covered by this Form ABS-15G.  Activity with respect to demands received during and prior to the reporting period covered by this Form ABS-15G is reflected elsewhere in this table.  If a demand was received during the report period and the asset changed status during the reporting period covered by this Form ABS 15G, information regarding the asset will appear in this column and the other applicable column in this Form ABS 15G.

In connection with the preparation of this filing, we undertook the following steps to gather the information required by this Form ABS-15G and Rule 15Ga-1: (i) identifying all asset-backed securities transactions  in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer, (ii) performing a diligent search of our records and the records of affiliates that acted as securitizers in our transactions for all relevant information, (iii) reviewing appropriate documentation from all relevant transactions to determine the parties responsible for enforcing representations and warranties, and any other parties to the transaction that might reasonably be expected to have received repurchase requests  (“Demand Entities”), and (iv) making written request of each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction that was not previously provided to us.  We followed up written requests made of Demand Entities as we deemed appropriate.  In addition, we requested information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010.  It is possible that this disclosure does not contain information about all investor demands upon those parties made prior to July 22, 2010.

4(a) Reflects assets that were repurchased or replaced during the reporting period covered by this Form ABS-15G.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

5(a) Reflects assets for which the representing party has agreed to repurchase or replace the asset but repurchase proceeds and/or replacement assets were not yet received by the trustee or the master servicer, as applicable, as of the end of the reporting period covered by this Form ABS-15G.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

6(a) Includes assets for which any of the following situations apply as of the end of the reporting period:

(a) A related demand to repurchase or replace such asset was received by the representing party but not yet responded to by the end of the reporting period covered by this Form ABS-15G;

(b) The representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting the most recent such demand and rejecting the repurchase demand  but the party demanding repurchase or replacement of such asset has responded to such rejection and continues to assert the merits of its demand; or

(c)  The representing party and the party demanding repurchase or replacement of such asset acknowledge that the ongoing dispute over the merits of such demand may not be readily resolved.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

7(a) Includes assets for which any of the following situations apply as of the end of the reporting period:

(a)  The party demanding the repurchase or replacement of such asset has agreed to rescind its demand;

(b)  The party demanding the repurchase or replacement of such asset has not responded to the most recent rejection of the related repurchase demand by the representing party in over 180 days; or

(c)   Events unrelated to the repurchase or replacement of such asset, such as repayment of the asset by the related obligor, have negated the need for further consideration of the request to repurchase or replace such asset.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

8(a) Reflects assets for which the representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting such demand and rejecting the repurchase demand(s) and the party demanding repurchase or replacement of such asset has not responded to the most recent such rejection as of the end of the reporting period covered by this Form ABS-15G.

9(a) Except for Ginnie Mae MBS listed in the table above, an outstanding principal balance shown in this column is calculated (a) for any asset that has not been liquidated, as the remaining outstanding principal balance of the asset at the earlier of the date on which it was repurchased or replaced, if applicable, and the end of the reporting period covered by this Form ABS-15G, or (b) for any liquidated asset, as the remaining outstanding principal balance of the asset at liquidation following application of all borrower payments, but not including any insurance payments or liquidation proceeds applied to principal.  This same principal balance is used in the calculating the numerator in the corresponding “% of principal balance” column.  However, the denominator used to calculate the corresponding “% of principal balance” column is derived from the outstanding principal balances reported to the trustee or other calculation agent for the trust reporting period with the same ending date as the end of the reporting period covered by this Form ABS-15G, which amounts reflect any insurance payments or liquidation proceeds received on liquidated assets and applied to principal.
An outstanding principal balance shown in this column and used to calculate the corresponding “% of principal balance” column for any Ginnie Mae MBS is determined in accordance with the reporting methodology prescribed by the Ginnie Mae MBS Guide.

10(a)   Data voluntarily provided for trusts with no repurchase demands includes transaction name, CIK number, if a registered transaction, number of assets and principal balance of assets as of the closing date.

*(Sub)totals for # of assets and principal balance of assets are shown in separate rows due to technical formatting limitations.  The first consecutive (sub)total row presents the (sub)total for the # of assets and the second such row presents the (sub)total for the principal balance of such assets.

Commercial Mortgages

1(b)The originator is the party identified by the securitizer using the same methodology as the securitizer would use to identify the originator of assets for purposes of complying with Item 1110 of Regulation AB (Subpart 229.1100 – Asset-Backed Securities (Regulation AB), 17 C.F.R. §§229.1100-229.1123) in connection with registered offerings of asset-backed securities in the same asset class.

2(b) Reflects assets subject to demands to repurchase or replace that were received during the reporting period covered by this Form ABS-15G.  Activity with respect to demands received during and, if applicable, prior to the reporting period covered by this Form ABS-15G is reflected elsewhere in this table.  If an asset changed status during the reporting period covered by this Form ABS 15G, information regarding the asset will appear in this column and the other applicable column in this Form ABS 15G.

In connection with the preparation of this filing, we undertook the following steps to gather the information required by this Form ABS-15G and Rule 15Ga-1: (i) identifying all asset-backed securities transactions  in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer, (ii) performing a diligent search of our records and the records of affiliates that acted as securitizers in our transactions for all relevant information, (iii) reviewing appropriate documentation from all relevant transactions to determine the parties responsible for enforcing representations and warranties, and any other parties to the transaction that might reasonably be expected to have received repurchase requests  (“Demand Entities”), and (iv) making written request of each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction that was not previously provided to us.  We followed up written requests made of Demand Entities as we deemed appropriate.  In addition, we requested information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010.  It is possible that this disclosure does not contain information about all investor demands upon those parties made prior to July 22, 2010.

3(b) Reflects assets that were repurchased or replaced during the reporting period covered by this Form ABS-15G.

If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

4(b)Includes assets for which any of the following situations apply as of the end of the reporting period:

(a) A related demand to repurchase or replace such asset was received by the representing party but not yet responded to by the end of the reporting period covered by this Form ABS-15G;

(b) The representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting the most recent such demand and rejecting the repurchase demand  but the party demanding repurchase or replacement of such asset has responded to such rejection and continues to assert the merits of its demand; or

(c)  The representing party and the party demanding repurchase or replacement of such asset acknowledge that the ongoing dispute over the merits of such demand may not be readily resolved.

If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

5(b)Includes assets for which the party demanding the repurchase or replacement of such asset has agreed to rescind its demand.

If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

6(b)Reflects assets for which the representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting such demand and rejecting the repurchase demand(s) and the party demanding repurchase or replacement of such asset has not responded to the most recent such rejection as of the end of the reporting period covered by this Form ABS-15G.

7(b)Data voluntarily provided for trusts with no repurchase demands includes transaction name, CIK number, if a registered transaction, number of assets and principal balance of assets as of the closing date.

*(Sub)totals for # of assets and principal balance of assets are shown in separate rows due to technical formatting limitations.  The first consecutive (sub)total row presents the (sub)total for the # of assets and the second such row presents the (sub)total for the principal balance of such assets.